Loans from Shareholders (Tables)	12 Months Ended
Dec. 31, 2022
Loans from Shareholders [Abstract]
Schedule of loans from shareholders consists
	December 31,
	2022	2021
	U.S. dollars in thousands
Loan amount	-	4,950
Loan discount	-	(1,316)
	-	3,634